Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.    Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2024	2025
Deductible VAT input	2,326,470	2,692,485
Prepayment to vendors	755,376	1,531,719
Deposits	376,130	298,911
Others	176,892	331,945
Less: Allowance for credit losses	(1,912)	(1,450)
Total	3,632,956	4,853,610